UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Bond Fund

Eaton Vance Bond Fund II

Eaton Vance Short Duration Real Return Fund

Eaton Vance

Bond Fund

January 31, 2015 (Unaudited)

Eaton Vance Bond Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $1,911,543,119 and the Fund owned 99.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Bond Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 19.9%

Security	Principal Amount* (000’s omitted)		Value
Banks — 1.7%
Citigroup, Inc., 5.13%, 11/12/19	NZD	9,740	$7,297,730
Citigroup, Inc., 6.25%, 6/29/17	NZD	9,395	7,145,513
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	4,740	3,486,766
Morgan Stanley, 7.60%, 8/8/17	NZD	18,000	14,057,597

			$31,987,606

Commercial Services — 2.5%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,544,750
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		9,080	8,898,400
Western Union Co. (The), 6.20%, 11/17/36		35,198	37,332,935

			$47,776,085

Computers — 1.6%
Dell, Inc., 5.40%, 9/10/40		14,098	$13,111,140
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		32,090	17,809,950

			$30,921,090

Diversified Financial Services — 0.5%
Navient Corp., 5.625%, 8/1/33		3,914	$3,160,555
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		6,860	6,242,600

			$9,403,155

Foods — 0.1%
Safeway, Inc., 7.25%, 2/1/31		2,365	$2,274,525

			$2,274,525

Home Builders — 1.2%
MDC Holdings, Inc., 6.00%, 1/15/43		27,198	$22,438,350

			$22,438,350

Insurance — 0.5%
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)		11,407	$10,294,817

			$10,294,817

Iron & Steel — 1.1%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		32,826	$21,501,030

			$21,501,030

Mining — 1.5%
Southern Copper Corp., 5.25%, 11/8/42		32,919	$29,791,695

			$29,791,695

Miscellaneous Manufacturing — 0.9%
Trinity Industries, Inc., 4.55%, 10/1/24		16,465	$16,392,900

			$16,392,900

Oil & Gas — 3.1%
Apache Corp., 4.25%, 1/15/44		10,710	$10,155,822
Continental Resources, Inc., 3.80%, 6/1/24		7,288	6,613,722
Noble Energy, Inc., 5.05%, 11/15/44		14,046	14,397,304
Rowan Cos., Inc., 5.40%, 12/1/42		32,694	28,169,183

			$59,336,031

Security	Principal Amount* (000’s omitted)		Value
Pipelines — 0.9%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23		9,522	$9,569,610
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24		1,000	1,011,250
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22		7,195	7,482,800

			$18,063,660

Retail — 2.1%
JC Penney Corp., Inc., 6.375%, 10/15/36		49,580	$35,077,850
JC Penney Corp., Inc., 7.40%, 4/1/37		1,942	1,451,645
rue21, Inc., 9.00%, 10/15/21(1)		5,260	4,155,400

			$40,684,895

Telecommunications — 2.2%
Avaya, Inc., 10.50%, 3/1/21(1)		32,990	$27,216,750
Sprint Capital Corp., 6.875%, 11/15/28		15,450	14,271,937

			$41,488,687

Total Corporate Bonds & Notes (identified cost $403,610,647)			$382,354,526

Foreign Corporate Bonds — 12.9%

Security	Principal Amount* (000’s omitted)		Value
Banks — 0.7%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	5,000	$3,805,821
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	8,473,463

			$12,279,284

Engineering & Construction — 1.0%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		19,700	$13,863,875
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		9,307	6,628,579

			$20,492,454

Mining — 2.3%
Barrick Gold Corp., 5.25%, 4/1/42		13,558	$13,519,821
Barrick International Barbados Corp., 6.35%, 10/15/36(1)		500	540,180
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		21,320	20,139,512
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		11,060	10,164,372

			$44,363,885

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc., 7.45%, 5/1/34(1)		7,510	$7,096,950

			$7,096,950

Oil & Gas — 3.8%
Ecopetrol SA, 5.875%, 5/28/45		15,415	$14,875,475
Ensco PLC, 5.75%, 10/1/44		13,532	13,904,116
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	8,525,663
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		22,400	12,824,000
Petrobras Global Finance BV, 5.625%, 5/20/43		29,800	23,393,000

			$73,522,254

Telecommunications — 4.7%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	60,720	$4,058,127
Axtel SAB de CV, 8.00% to 1/31/15, 1/31/20(1)(3)		16,500	15,840,000
Oi SA, 5.75%, 2/10/22(1)		5,200	4,569,500
OTE PLC, 3.50%, 7/9/20(4)	EUR	9,500	9,554,147
Telecom Italia Capital SA, 6.00%, 9/30/34		28,107	29,020,478
Telecom Italia Capital SA, 7.20%, 7/18/36		900	1,005,750

Security	Principal Amount* (000’s omitted)		Value
Telemar Norte Leste SA, 5.50%, 10/23/20(1)		28,760	$25,955,900

			$90,003,902

Total Foreign Corporate Bonds (identified cost $262,575,875)			$247,758,729

Foreign Government Bonds — 18.5%

Security	Principal Amount (000’s omitted)		Value
Brazil — 2.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	105,940	$36,382,638
Federative Republic of Brazil, 12.50%, 1/5/16	BRL	24,540	9,227,936

			$45,610,574

Canada — 5.5%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	46,470	$36,667,306
Canadian Government Bond, 2.00%, 6/1/16	CAD	24,710	19,843,256
Canadian Government Bond, 2.75%, 9/1/16	CAD	24,850	20,267,016
Canadian Government Bond, 4.00%, 6/1/16	CAD	33,910	27,937,389

			$104,714,967

Mexico — 3.4%
Mexican Bonos, 7.75%, 5/29/31	MXN	613,536	$49,960,114
Mexican Bonos, 7.75%, 11/13/42	MXN	190,787	15,943,834

			$65,903,948

New Zealand — 0.1%
New Zealand Government Bond, 6.00%, 12/15/17(4)	NZD	2,080	$1,631,598

			$1,631,598

Norway — 0.3%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,298,116

			$6,298,116

Supranational — 6.8%
European Bank for Reconstruction & Development, 6.00%, 3/3/16	INR	941,100	$15,285,373
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	110,950,000	8,824,324
European Investment Bank, 7.20%, 7/9/19(1)	IDR	115,220,000	9,077,526
Inter-American Development Bank, 6.10%, 9/2/16	INR	1,243,200	20,214,571
Inter-American Development Bank, 7.20%, 11/14/17	IDR	480,520,000	37,607,826
International Finance Corp., 6.30%, 11/25/24	INR	770,560	12,926,646
International Finance Corp., 7.80%, 6/3/19	INR	621,370	11,071,893
International Finance Corp., 8.25%, 6/10/21	INR	870,650	16,359,954

			$131,368,113

Total Foreign Government Bonds (identified cost $374,523,505)			$355,527,316

Convertible Bonds — 11.1%

Security	Principal Amount (000’s omitted)		Value
Health Care – Products — 0.7%
Hologic, Inc., 0.00%, 12/15/43		$12,620	$14,331,587

			$14,331,587

Home Builders — 7.8%
KB Home, 1.375%, 2/1/19		$48,855	$45,679,425
Lennar Corp., 3.25%, 11/15/21(1)		13,290	25,716,150
Ryland Group, Inc. (The), 0.25%, 6/1/19		50,241	46,410,124

Security	Principal Amount (000’s omitted)	Value
Standard Pacific Corp., 1.25%, 8/1/32	$28,240	$31,099,300

		$148,904,999

Machinery – Diversified — 1.3%
Chart Industries, Inc., 2.00%, 8/1/18	$26,355	$24,691,341

		$24,691,341

Oil & Gas — 0.5%
American Energy - Permian Basin, LLC, 8.00% to 5/1/15, 5/1/22(1)(3)(5)	$9,735	$8,274,750
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(5)	1,200	792,264

		$9,067,014

Semiconductors — 0.3%
Novellus Systems, Inc., 2.625%, 5/15/41	$2,800	$6,196,750

		$6,196,750

Telecommunications — 0.5%
Ciena Corp., 3.75%, 10/15/18(1)	$7,745	$9,274,637

		$9,274,637

Total Convertible Bonds (identified cost $220,676,812)		$212,466,328

Asset-Backed Securities — 2.2%

Security	Principal Amount (000’s omitted)	Value
ARP, Series 2014-SFR1, Class D, 3.168%, 9/17/31(1)(6)	$5,000	$5,046,900
CAH, Series 2014-2A, Class D, 2.518%, 7/17/31(1)(6)	7,250	7,179,400
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(6)	2,000	1,972,265
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.768%, 6/17/31(1)(6)	8,000	8,011,360
PROG, Series 2014-SFR1, Class D, 2.918%, 10/17/31(1)(6)	5,000	5,023,308
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(1)	15,370	15,849,436

Total Asset-Backed Securities (identified cost $42,558,681)		$43,082,669

Commercial Mortgage-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$819,030
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	340,852
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,168,001
COMM, Series 2014-CR17, Class D, 4.80%, 5/10/47(1)(7)	3,000	3,001,296
COMM, Series 2014-CR18, Class D, 4.74%, 7/15/47(1)(7)	1,750	1,696,544
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	2,400	2,033,462
COMM, Series 2014-CR21, Class D, 3.919%, 12/10/47(1)(7)	9,500	8,565,119
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	11,535	10,214,312
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(1)(7)	1,250	1,313,038
HILT, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(7)	4,850	5,001,022
JPMBB, Series 2014-C19, Class D, 4.678%, 4/15/47(1)(7)	7,000	6,731,676
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(7)	3,250	3,148,384
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(1)(7)	1,350	1,243,616
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(1)(7)	5,000	4,548,310
MSBAM, Series 2014-C16, Class D, 4.758%, 6/15/47(1)(7)	3,598	3,518,146
WFRBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(7)	8,000	7,665,464

Total Commercial Mortgage-Backed Securities (identified cost $58,207,267)		$61,008,272

Tax-Exempt Investments — 0.3%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$10,860	$1,907,559
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	9,275	1,529,355
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	7,500	1,160,850
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,165	314,574

Total Tax-Exempt Investments (identified cost $4,783,733)		$4,912,338

Senior Floating-Rate Interests — 0.2%(8)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.2%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, 7/10/21	$2,400	$2,428,001
Education Management, LLC, Term Loan, 5.50%, 7/2/20	233	225,342
Education Management, LLC, Term Loan, 8.50%, 7/2/20	388	354,468
MCS AMS Sub-Holdings, LLC, Term Loan, 7.00%, 10/15/19	1,205	1,066,415

		$4,074,226

Retail — 0.0%(9)
rue21, Inc., Term Loan, 5.625%, 10/9/20	$395	$349,328

		$349,328

Total Senior Floating-Rate Interests (identified cost $4,502,816)		$4,423,554

Common Stocks — 19.1%

Security	Shares	Value
Automotive & Parts — 0.4%
Goodyear Tire & Rubber Co. (The)	343,754	$8,332,597

		$8,332,597

Banks — 2.3%
Bank of America Corp.	1,247,144	$18,894,232
Regions Financial Corp.	2,859,883	24,880,982

		$43,775,214

Beverages — 1.8%
Constellation Brands, Inc., Class A(10)	310,190	$34,260,485

		$34,260,485

Chemicals — 1.8%
LyondellBasell Industries NV, Class A	251,676	$19,905,055
PPG Industries, Inc.	64,107	14,288,168

		$34,193,223

Health Care – Services — 1.3%
Amsurg Corp.(10)	182,523	$10,071,619
Humana, Inc.	103,087	15,096,060

		$25,167,679

Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	303,184	$24,245,624

		$24,245,624

Media — 0.9%
Walt Disney Co. (The)	200,838	$18,268,224

		$18,268,224

Security	Shares	Value
Mining — 0.7%
Freeport-McMoRan, Inc.	759,544	$12,767,935

		$12,767,935

Miscellaneous Manufacturing — 2.0%
Donaldson Co., Inc.	242,855	$8,878,779
Ingersoll-Rand PLC	437,167	29,027,889

		$37,906,668

Oil & Gas — 1.0%
Occidental Petroleum Corp.	166,750	$13,340,000
Seven Generations Energy, Ltd., Class A(10)	410,454	5,278,050

		$18,618,050

Pharmaceuticals — 0.6%
Eli Lilly & Co.	174,858	$12,589,776

		$12,589,776

Pipelines — 1.0%
Kinder Morgan, Inc.	447,264	$18,360,187

		$18,360,187

Real Estate Investment Trusts (REITs) — 0.3%
American Realty Capital Properties, Inc.	678,893	$6,289,944

		$6,289,944

Semiconductors — 1.5%
Applied Materials, Inc.	78,168	$1,785,357
Intel Corp.	801,539	26,482,849

		$28,268,206

Telecommunications — 2.2%
Corning, Inc.	627,463	$14,914,796
Telefonaktiebolaget LM Ericsson ADR	2,327,632	28,234,176

		$43,148,972

Total Common Stocks (identified cost $365,840,215)		$366,192,784

Convertible Preferred Stocks — 5.5%

Security	Shares	Value
Foods — 1.5%
Post Holdings, Inc., 2.50%(1)	162,660	$15,086,715
Post Holdings, Inc., 5.25%	140,805	13,664,421

		$28,751,136

Health Care – Products — 0.7%
Alere, Inc., 3.00%	40,690	$13,214,078

		$13,214,078

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc., 7.00%	1,175,442	$7,443,486

		$7,443,486

Oil & Gas — 1.8%
Chesapeake Energy Corp., 5.75%(1)	27,475	$27,869,953
SandRidge Energy, Inc., 7.00%	93,015	3,848,496
SandRidge Energy, Inc., 8.50%	80,591	3,319,342

		$35,037,791

Real Estate Investment Trusts (REITs) — 1.1%
iStar Financial, Inc., Series J, 4.50%	355,075	$20,331,594

		$20,331,594

Total Convertible Preferred Stocks (identified cost $118,019,716)		$104,778,085

Preferred Stocks — 2.2%

Security	Shares	Value
Banks — 0.1%
First Tennessee Bank, 3.75%(1)(6)	1,950	$1,404,975

		$1,404,975

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1(10)(11)(13)	3,103	$2,203
Education Management Corp., Series A-2(10)(11)(13)	8,798	1,584

		$3,787

Diversified Financial Services — 2.0%
SLM Corp., 1.941%(6)	591,077	$38,567,774

		$38,567,774

Insurance — 0.1%
XLIT, Ltd., 3.373%(6)	3,085	$2,537,413

		$2,537,413

Total Preferred Stocks (identified cost $44,972,924)		$42,513,949

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(12)	$108,375	$108,374,507

Total Short-Term Investments (identified cost $108,374,507)		$108,374,507

Total Investments — 100.7% (identified cost $2,008,646,698)		$1,933,393,057

Other Assets, Less Liabilities — (0.7)%		$(12,684,306)

Net Assets — 100.0%		$1,920,708,751

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

ACRE	-	Americold LLC Trust

ARP	-	American Residential Properties Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

ESA	-	Extended Stay America Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

MSBAM	-	Morgan Stanley Bank of America Merrill Lynch Trust

NPFG	-	National Public Finance Guaranty Corp.

PROG	-	Progress Residential Trust

SCFT	-	SpringCastle Funding Trust

WFRBS	-	WF-RBS Commercial Mortgage Trust

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $416,680,064 or 21.7% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $11,185,745 or 0.6% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $64,829.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	68.0%	$1,306,192,335
Supranational	6.8	131,368,113
Canada	6.8	131,149,968
Brazil	5.5	106,157,553
Mexico	5.2	99,665,950
Australia	1.6	30,303,884
Italy	1.6	30,026,228
Sweden	1.5	28,234,176
Colombia	1.5	27,699,475
Ireland	0.7	12,832,230
Greece	0.5	9,554,147
Germany	0.4	8,473,463
Norway	0.3	6,298,116
New Zealand	0.3	5,437,419

Total Investments	100.7%	$1,933,393,057

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	78.9%	$1,514,708,527
Canadian Dollar	5.7	109,993,017
Indian Rupee	4.0	75,858,437
Mexico Peso	3.6	69,962,075
Indonesian Rupiah	2.9	55,509,676
New Zealand Dollar	2.7	52,196,604
Brazilian Real	2.4	45,610,574
Euro	0.5	9,554,147

Total Investments	100.7%	$1,933,393,057

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,013,962,198

Gross unrealized appreciation	$56,777,352
Gross unrealized depreciation	(137,346,493)

Net unrealized depreciation	$(80,569,141)

The Portfolio did not have any open financial instruments at January 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$382,354,526	$—	$382,354,526
Foreign Corporate Bonds	—	247,758,729	—	247,758,729
Foreign Government Bonds	—	355,527,316	—	355,527,316
Convertible Bonds	—	212,466,328	—	212,466,328
Asset-Backed Securities	—	43,082,669	—	43,082,669
Commercial Mortgage-Backed Securities	—	61,008,272	—	61,008,272
Tax-Exempt Investments	—	4,912,338	—	4,912,338
Senior Floating-Rate Interests	—	4,423,554	—	4,423,554
Common Stocks	366,192,784	—	—	366,192,784
Convertible Preferred Stocks	—	104,778,085	—	104,778,085
Preferred Stocks
Business Equipment and Services	—	—	3,787	3,787
Other	—	42,510,162	—	42,510,162
Short-Term Investments	—	108,374,507	—	108,374,507
Total Investments	$366,192,784	$1,567,196,486	$3,787	$1,933,393,057

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented.

At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Bond Fund II

January 31, 2015 (Unaudited)

Eaton Vance Bond Fund II (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Bond Portfolio II (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. The Fund commenced operations on November 3, 2014. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $20,193,992 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Bond Portfolio II

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 23.0%

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.8%
Citigroup, Inc., 5.13%, 11/12/19	NZD	260	$194,806
Citigroup, Inc., 6.25%, 6/29/17	NZD	245	186,339
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	260	191,257

			$572,402

Commercial Services — 2.6%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		20	$18,500
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		95	93,100
Western Union Co. (The), 6.20%, 11/17/36		385	408,352

			$519,952

Computers — 2.8%
Dell, Inc., 5.40%, 9/10/40		450	$418,500
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		270	149,850

			$568,350

Diversified Financial Services — 0.5%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		105	$95,550

			$95,550

Home Builders — 1.1%
MDC Holdings, Inc., 6.00%, 1/15/43		262	$216,150

			$216,150

Iron & Steel — 1.3%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		392	$256,760

			$256,760

Mining — 2.1%
Southern Copper Corp., 5.25%, 11/8/42		465	$420,825

			$420,825

Miscellaneous Manufacturing — 0.8%
Trinity Industries, Inc., 4.55%, 10/1/24		174	$173,238

			$173,238

Oil & Gas — 2.9%
Apache Corp., 4.25%, 1/15/44		101	$95,774
Continental Resources, Inc., 3.80%, 6/1/24		51	46,282
Noble Energy, Inc., 5.05%, 11/15/44		148	151,702
Rowan Cos., Inc., 5.40%, 12/1/42		345	297,252

			$591,010

Pipelines — 1.5%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23		300	$301,500

			$301,500

Retail — 1.9%
JC Penney Corp., Inc., 6.375%, 10/15/36		550	$389,125

			$389,125

Telecommunications — 2.7%
Avaya, Inc., 10.50%, 3/1/21(1)		420	$346,500
Sprint Capital Corp., 6.875%, 11/15/28		215	198,606

			$545,106

Total Corporate Bonds & Notes (identified cost $4,764,850)			$4,649,968

1

Foreign Corporate Bonds — 14.5%

Security	Principal Amount* (000’s omitted)		Value
Engineering & Construction — 0.9%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		200	$140,750
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		64	45,645

			$186,395

Mining — 3.1%
Barrick Gold Corp., 5.25%, 4/1/42		325	$324,085
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		165	155,864
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		170	156,233

			$636,182

Oil & Gas — 4.5%
Ecopetrol SA, 5.875%, 5/28/45		217	$209,405
Ensco PLC, 5.75%, 10/1/44		134	137,685
Pacific Drilling SA, 5.375%, 6/1/20(1)		215	162,862
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		245	140,263
Petrobras Global Finance BV, 5.625%, 5/20/43		320	251,200

			$901,415

Telecommunications — 6.0%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	2,000	$133,667
Axtel SAB de CV, 8.00% to 1/31/15, 1/31/20(1)(3)		195	187,200
Oi SA, 5.75%, 2/10/22(1)		310	272,412
OTE PLC, 3.50%, 7/9/20(4)	EUR	100	100,570
Telecom Italia Capital SA, 6.00%, 9/30/34		500	516,250

			$1,210,099

Total Foreign Corporate Bonds (identified cost $3,071,151)			$2,934,091

Foreign Government Bonds — 12.5%

Security	Principal Amount (000’s omitted)		Value
Brazil — 2.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	1,420	$487,666

			$487,666

Mexico — 3.2%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,090	$577,337
Mexican Bonos, 7.75%, 11/13/42	MXN	831	69,446

			$646,783

Supranational — 6.9%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	4,720,000	$375,401
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,210,000	95,329
Inter-American Development Bank, 7.20%, 11/14/17	IDR	1,400,000	109,571
International Finance Corp., 6.30%, 11/25/24	INR	12,460	209,025
International Finance Corp., 8.25%, 6/10/21	INR	32,000	601,296

			$1,390,622

Total Foreign Government Bonds (identified cost $2,506,384)			$2,525,071

2

Convertible Bonds — 13.7%

Security	Principal Amount (000’s omitted)	Value
Home Builders — 6.6%
KB Home, 1.375%, 2/1/19	$405	$378,675
Lennar Corp., 3.25%, 11/15/21(1)	105	203,175
Ryland Group, Inc. (The), 0.25%, 6/1/19	435	401,831
Standard Pacific Corp., 1.25%, 8/1/32	315	346,894

		$1,330,575

Machinery – Diversified — 1.3%
Chart Industries, Inc., 2.00%, 8/1/18	$285	$267,009

		$267,009

Oil & Gas — 0.4%
American Energy - Permian Basin, LLC, 8.00% to 5/1/15, 5/1/22(1)(3)(5)	$100	$85,000

		$85,000

Semiconductors — 3.9%
Intel Corp., 3.482% to 6/15/15, 12/15/35(3)	$310	$390,987
Novellus Systems, Inc., 2.625%, 5/15/41	175	387,297

		$778,284

Telecommunications — 1.5%
Ciena Corp., 3.75%, 10/15/18(1)	$255	$305,363

		$305,363

Total Convertible Bonds (identified cost $2,830,737)		$2,766,231

Asset-Backed Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value
CAH, Series 2014-2A, Class D, 2.518%, 7/17/31(1)(6)	$110	$108,929
DNKN, Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	250	253,175

Total Asset-Backed Securities (identified cost $356,954)		$362,104

Commercial Mortgage-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$116,800
COMM, Series 2013-CR10, Class D, 4.794%, 8/10/46(1)(7)	150	152,540
COMM, Series 2014-CR21, Class D, 3.919%, 12/10/47(1)(7)	200	180,318
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(1)(7)	200	181,933

Total Commercial Mortgage-Backed Securities (identified cost $604,343)		$631,591

Convertible Preferred Stocks — 7.5%

Security	Shares	Value
Foods — 1.7%
Post Holdings, Inc., 2.50%(1)	1,900	$176,225
Post Holdings, Inc., 5.25%	1,800	174,681

		$350,906

3

Security	Shares	Value
Health Care – Products — 1.0%
Alere, Inc., 3.00%	625	$202,969

		$202,969

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc., 7.00%	12,700	$80,423

		$80,423

Oil & Gas — 2.4%
Chesapeake Energy Corp., 5.75%(1)	415	$420,966
SandRidge Energy, Inc., 7.00%	450	18,619
SandRidge Energy, Inc., 8.50%	1,090	44,894

		$484,479

Real Estate Investment Trusts (REITs) — 2.0%
iStar Financial, Inc., Series J, 4.50%	6,840	$391,658

		$391,658

Total Convertible Preferred Stocks (identified cost $1,631,512)		$1,510,435

Short-Term Investments — 24.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(8)	$4,978	$4,977,762

		$4,977,762

Total Short-Term Investments (identified cost $4,977,762)		$4,977,762

Total Investments — 100.8% (identified cost $20,743,693)		$20,357,253

Other Assets, Less Liabilities — (0.8)%		$(162,274)

Net Assets — 100.0%		$20,194,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	-	Americold LLC Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

DNKN	-	DB Master Finance LLC

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

BRL	-	Brazilian Real

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $4,132,882 or 20.5% of the Portfolio’s net assets.

4

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $100,570 or 0.5% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $2,845.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	75.3%	$15,198,637
Supranational	6.9	1,390,622
Mexico	5.5	1,108,400
Brazil	5.2	1,056,923
Italy	2.6	516,250
Colombia	1.7	349,668
Canada	1.6	324,085
Australia	1.5	312,098
Greece	0.5	100,570

Total Investments	100.8%	$20,357,253

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	84.3%	$17,025,543
Indian Rupee	4.0	810,321
Mexican Peso	3.9	780,450
Indonesian Rupiah	2.9	580,301
New Zealand Dollar	2.8	572,402
Brazilian Real	2.4	487,666
Other currency, less than 1% each	0.5	100,570

Total Investments	100.8%	$20,357,253

Bond Portfolio II (the Portfolio) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio commenced operations on November 3, 2014. The Portfolio’s investment object is total return.

Investment Valuation and Other —

The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

5

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,764,275

Gross unrealized appreciation	$280,406
Gross unrealized depreciation	(687,428)

Net unrealized depreciation	$(407,022)

The Portfolio did not have any open financial instruments at January 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

6

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$4,649,968	$—	$4,649,968
Foreign Corporate Bonds	—	2,934,091	—	2,934,091
Foreign Government Bonds	—	2,525,071	—	2,525,071
Convertible Bonds	—	2,766,231	—	2,766,231
Asset-Backed Securities	—	362,104	—	362,104
Commercial Mortgage-Backed Securities	—	631,591	—	631,591
Convertible Preferred Stocks	—	1,510,435	—	1,510,435
Short-Term Investments	—	4,977,762	—	4,977,762
Total Investments	$—	$20,357,253	$—	$20,357,253

7

Eaton Vance

Short Duration Real Return Fund

January 31, 2015 (Unaudited)

Eaton Vance Short Duration Real Return Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust (the Trust), pursues its investment objective by investing directly in Treasury Inflation-Protected Securities and certain other real return instruments and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2015, the Fund owned 32.7% of CMBS Portfolio’s outstanding interests and 0.2% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2015 is set forth below.

Eaton Vance

Short Duration Real Return Fund

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
CMBS Portfolio (identified cost, $11,131,131)		$11,077,937	19.8%

Senior Debt Portfolio (identified cost, $13,499,304)		13,309,328	23.9

Total Investments in Affiliated Portfolios (identified cost $24,630,435)		$24,387,265	43.7%

U.S. Treasury Obligations

Security	Principal Amount (000’s omitted)	Value	% of Net Assets
U.S. Treasury Inflation-Protected Notes: 0.125%, 4/15/16(1)(2)	$4,120	$4,138,680	7.4%
0.125%, 4/15/17(1)	4,160	4,218,092	7.6
0.125%, 4/15/18(1)	4,189	4,264,861	7.7
0.125%, 4/15/19(1)	3,528	3,597,145	6.5
0.50%, 4/15/15(1)	872	863,227	1.5
1.375%, 7/15/18(1)	110	117,232	0.2
1.375%, 1/15/20(1)	1,311	1,421,584	2.5
1.625%, 1/15/18(1)	4,059	4,327,957	7.8
1.875%, 7/15/15(1)	364	366,126	0.7
2.00%, 1/15/16(1)	2,499	2,546,094	4.6
2.125%, 1/15/19(1)	2,090	2,304,292	4.1
2.375%, 1/15/17(1)	3,162	3,348,297	6.0
2.50%, 7/15/16(1)	234	245,258	0.4
2.625%, 7/15/17(1)	114	123,781	0.2

Total U.S. Treasury Obligations (identified cost $31,949,515)		$31,882,626	57.2%

Short-Term Investments

Description	Interest (000’s omitted)	Value	% of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	$280	$280,424	0.5%

Total Short-Term Investments (identified cost $280,424)		$280,424	0.5%

Total Investments (identified cost $56,860,374)		$56,550,315	101.4%

Other Assets, Less Liabilities		$(799,467)	(1.4)%

Net Assets		$55,750,848	100.0%

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

1

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $209.

A summary of open financial instruments at January 31, 2015 is as follows:

Inflation Swaps

Counterparty	Notional Amount	Fund Pays (Annual Rate)	Fund Receives	Termination Date	Net Unrealized Depreciation
Citibank, N.A.	$7,000,000	1.780%	Return on CPI-U (NSA)	5/14/15	$(119,875)
Citibank, N.A.	5,000,000	1.750	Return on CPI-U (NSA)	3/27/16	(118,820)
Citibank, N.A.	8,000,000	1.875	Return on CPI-U (NSA)	7/2/16	(185,984)
Citibank, N.A.	5,000,000	2.055	Return on CPI-U (NSA)	9/3/17	(153,710)
Citibank, N.A.	3,000,000	1.810	Return on CPI-U (NSA)	9/29/17	(62,934)
Citibank, N.A.	4,000,000	2.147	Return on CPI-U (NSA)	9/15/19	(142,940)
Credit Suisse International	4,000,000	2.205	Return on CPI-U (NSA)	2/22/15	(84,480)
Wells Fargo Bank, N.A.	4,000,000	2.210	Return on CPI-U (NSA)	2/8/15	(78,776)

					$(947,519)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
CME Group, Inc.	$8,000,000	Pays	3-month USD-LIBOR-BBA	0.825%	7/2/16	$38,311
CME Group, Inc.	5,000,000	Pays	3-month USD-LIBOR-BBA	1.367	9/3/17	88,763

						$127,074

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Credit Suisse International	$6,000,000	Pays	3-month USD-LIBOR-BBA	0.409%	2/8/15	$8,778

						$8,778

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts	$8,778	$(947,519)
Swap contracts (centrally cleared)	127,074	—

Total	$135,852	$(947,519)

2

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,136,954

Gross unrealized appreciation	$77,820
Gross unrealized depreciation	(664,459)

Net unrealized depreciation	$(586,639)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$24,387,265	$—	$—	$24,387,265
U.S. Treasury Obligations	—	31,882,626	—	31,882,626
Short-Term Investments	—	280,424	—	280,424
Total Investments	$24,387,265	$32,163,050	$—	$56,550,315
Swap Contracts	$—	$135,852	$—	$135,852
Total	$24,387,265	$32,298,902	$—	$56,686,167

Liability Description
Swap Contracts	$—	$(947,519)	$—	$(947,519)
Total	$—	$(947,519)	$—	$(947,519)

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 23, 2015